Related Party Transactions Related Party Revenue and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions - CCIP Participating Customers [Table Text Block]
The total net sales and the net outstanding liability to Intel (and its affiliates) were as follows:

Year ended December 31	2015	2016	2017
(in millions)	EUR	EUR	EUR
Total net sales to Intel	618.1	1,402.0	1,734.0
Net outstanding liability to Intel	700.2	379.8	166.1

Schedule of Related Party Transactions
The total purchases, sales and outstanding balances to and from Carl Zeiss SMT Holding GmbH & Co. KG and its subsidiaries were as follows:

Year ended December 31	2015	2016	2017
(in millions)	EUR	EUR	EUR

Total purchases from Carl Zeiss SMT Holding GmbH & Co. KG	896.3	967.7	1,141.6

As of December 31		2016	2017
(in millions)		EUR	EUR

Advance payments to Carl Zeiss SMT Holding GmbH & Co. KG		383.3	497.5
Net trade payables to Carl Zeiss SMT Holding GmbH & Co. KG		40.2	143.2